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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Utilities and High Income Fund, for the quarter ended May 31, 2006. This 1 series have a August 31 fiscal year end.

Date of reporting period:        May 31, 2006

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

May 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 42.9%
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.2%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	$500,000	$416,875

Automobiles 0.2%
General Motors Corp., 8.375%, 07/15/2033 þ	500,000	381,875

Diversified Consumer Services 0.5%
Service Corporation International, 7.50%, 06/15/2017 144A	1,000,000	955,000

Hotels, Restaurants & Leisure 1.7%
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	992,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	1,000,000	1,062,500
Town Sports International, Inc., 9.625%, 04/15/2011	1,000,000	1,060,000

		3,115,000

Household Durables 0.2%
Meritage Homes Corp., 6.25%, 03/15/2015	325,000	289,250

Media 3.1%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,010,000
Emmis Communications Corp., 6.875%, 05/15/2012	1,000,000	985,000
Lamar Media Corp., 6.625%, 08/15/2015	1,000,000	955,000
LIN TV Corp., 6.50%, 05/15/2013	1,000,000	932,500
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	910,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,000,000	1,105,000

		5,897,500

Multi-line Retail 0.5%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,000,000	1,033,574

Specialty Retail 1.6%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,500,000	1,567,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	316,500
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,061,250

		2,945,250

Textiles, Apparel & Luxury Goods 1.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,030,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,035,000

		2,065,000

CONSUMER STAPLES 2.7%
Food & Staples Retailing 1.1%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,052,500
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,012,500

		2,065,000

Food Products 1.6%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	1,000,000	1,012,500
Dean Foods Co., 8.15%, 08/01/2007	500,000	511,875
Del Monte Foods Co., 6.75%, 02/15/2015	1,500,000	1,428,750

		2,953,125

ENERGY 5.6%
Energy Equipment & Services 0.8%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	150,000	140,625
Parker Drilling Co., 9.625%, 10/01/2013	315,000	347,287
PHI, Inc., 7.125%, 04/15/2013 144A	1,000,000	980,000

		1,467,912

Oil, Gas & Consumable Fuels 4.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	977,500
El Paso Production Holding Co., 7.75%, 06/01/2013	1,000,000	1,025,000

EVERGREEN UTILITIES AND HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Exco Resources, Inc., 7.25%, 01/15/2011	$1,500,000	$1,470,000
Ferrellgas Partners, LP, 6.75%, 05/01/2014	1,000,000	962,500
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	121,875
Peabody Energy Corp., 6.875%, 03/15/2013	1,000,000	1,005,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,050,000
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,000,000	995,000
Tesoro Corp., 6.625%, 11/01/2015 144A	500,000	485,000
Williams Cos., 7.125%, 09/01/2011	1,000,000	1,025,000

		9,116,875

FINANCIALS 4.4%
Consumer Finance 0.5%
General Motors Acceptance Corp., 5.625%, 05/15/2009	1,000,000	941,883

Diversified Financial Services 0.5%
US West Capital, Ltd., 6.50%, 11/15/2018	1,000,000	895,000

Insurance 0.8%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,500,000	1,575,000

Real Estate Investment Trusts 2.2%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	1,000,000	1,010,000
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,000,000	968,750
7.00%, 01/15/2016	250,000	240,313
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	1,000,000	992,500
Ventas, Inc., 7.125%, 06/01/2015	1,000,000	1,013,750

		4,225,313

Real Estate Management & Development 0.4%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	650,000	698,750

HEALTH CARE 2.1%
Health Care Providers & Services 1.6%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	1,000,000	1,050,000
HCA, Inc., 6.375%, 01/15/2015	1,000,000	952,328
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	973,750

		2,976,078

Pharmaceuticals 0.5%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	1,000,000	970,000

INDUSTRIALS 4.3%
Aerospace & Defense 0.6%
Aviall, Inc., 7.625%, 07/01/2011	1,000,000	1,047,500

Commercial Services & Supplies 2.2%
Adesa, Inc., 7.625%, 06/15/2012	1,000,000	1,010,000
Corrections Corporation of America, 6.25%, 03/15/2013	1,050,000	1,002,750
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	1,015,000
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,000,000	1,080,000

		4,107,750

Machinery 0.5%
Manitowoc Co., Inc., 7.125%, 11/01/2013	1,000,000	1,025,000

Road & Rail 1.0%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	500,000	505,000
Progress Rail Services Corp., 8.50%, 04/01/2012 144A	1,250,000	1,381,250

		1,886,250

EVERGREEN UTILITIES AND HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 1.0%
IT Services 1.0%
Sungard Data Systems, Inc., 4.875%, 01/15/2014	$1,000,000	$880,000
Unisys Corp., 8.00%, 10/15/2012 þ	1,000,000	943,750

		1,823,750

MATERIALS 6.8%
Chemicals 2.3%
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,000,000	1,087,500
Lyondell Chemical Co., 10.50%, 06/01/2013	1,000,000	1,125,000
Scotts Co., 6.625%, 11/15/2013	1,000,000	985,000
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	600,000	625,500
Westlake Chemical Corp., 6.625%, 01/15/2016	600,000	580,500

		4,403,500

Containers & Packaging 1.1%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	1,000,000	1,012,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,010,000	962,025

		1,974,525

Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	2,000,000	1,940,000
United States Steel Corp., 10.75%, 08/01/2008	1,000,000	1,090,000

		3,030,000

Paper & Forest Products 1.8%
Boise Cascade, LLC, 7.125%, 10/15/2014	1,250,000	1,137,500
Glatfelter, 7.125%, 05/01/2016 144A	800,000	800,000
Bowater, Inc., 6.50%, 06/15/2013	500,000	451,250
Georgia Pacific Corp., 8.125%, 05/15/2011	1,000,000	1,025,000

		3,413,750

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.6%
Citizens Communications Co., 6.25%, 01/15/2013	1,000,000	960,000
Insight Midwest, LP, 10.50%, 11/01/2010	1,000,000	1,053,750
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,000,000	950,000

		2,963,750

Wireless Telecommunication Services 0.5%
Rural Cellular Corp., 8.25%, 03/15/2012	1,000,000	1,035,000

UTILITIES 4.8%
Electric Utilities 1.6%
DPL, Inc., 6.875%, 09/01/2011	1,000,000	1,042,262
Edison International, 7.73%, 06/15/2009	1,000,000	1,025,000
Reliant Energy, Inc., 6.75%, 12/15/2014	1,000,000	910,000

		2,977,262

Independent Power Producers & Energy Traders 1.9%
Dynegy, Inc., 8.375%, 05/01/2016 144A	1,000,000	1,000,000
Mirant North America, LLC, 7.375%, 12/31/2013 144A	975,000	967,687
NRG Energy, Inc, 7.25%, 02/01/2014	700,000	701,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	985,260	976,146

		3,645,583

Multi-Utilities 1.3%
Aquila, Inc., 14.875%, 07/01/2012	1,000,000	1,347,500
CMS Energy Corp., 7.50%, 01/15/2009	1,000,000	1,017,500

		2,365,000

Total Corporate Bonds (cost $83,437,223)		80,682,880

EVERGREEN UTILITIES AND HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)		Value
	Shares

CONVERTIBLE PREFERRED STOCKS 7.2%
ENERGY 3.6%
Oil, Gas & Consumable Fuels 3.6%
El Paso Corp., 4.99%, 12/31/2049	5,000	$6,756,250

UTILITIES 3.6%
Multi-Utilities 3.6%
PNM Resources, Inc., 6.75%, 05/16/2008	142,000	6,851,500

Total Convertible Preferred Stocks (cost $11,901,095)		13,607,750

COMMON STOCKS 84.1%
ENERGY 8.4%
Oil, Gas & Consumable Fuels 8.4%
Crosstex Energy, Inc.	120,000	10,832,400
Hugoton Royalty Trust	2,173	60,149
Southwestern Energy Co. *	150,000	4,845,000

		15,737,549

FINANCIALS 6.1%
Real Estate Investment Trusts 6.1%
Global Signal, Inc.	250,000	11,450,000

TELECOMMUNICATION SERVICES 14.4%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	5,000	130,300
BellSouth Corp.	5,000	168,850
Shenandoah Telecommunications Co.	170,000	7,561,600

		7,860,750

Wireless Telecommunication Services 10.2%
Alltel Corp. µ	100,000	6,185,000
American Tower Corp., Class A *	125,000	3,871,250
Bouygues SA	50,000	2,722,180
Centennial Communications Corp.	575,000	3,358,000
Rogers Communications, Inc.	75,000	3,129,750

		19,266,180

UTILITIES 55.2%
Electric Utilities 39.4%
Allegheny Energy, Inc. *	50,000	1,823,500
Cleco Corp.	50,000	1,110,500
DPL, Inc.	400,000	10,720,000
E.ON AG, ADR	190,000	7,305,500
Entergy Corp.	150,000	10,516,500
Exelon Corp.	200,000	11,322,000
FirstEnergy Corp.	150,000	7,863,000
Maine & Maritimes Corp.	500	7,705
MGE Energy, Inc.	5,000	154,700
Northeast Utilities	200	4,046
Reliant Energy, Inc. *	500	5,825
Scottish Power plc	1,746,032	18,269,393
Scottish Power plc, ADR	119,048	4,977,382
UIL Holdings Corp.	200	11,046

		74,091,097

Independent Power Producers & Energy Traders 11.5%
AES Corp. *	500	9,200
Black Hills Corp.	200	6,766
Constellation Energy Group, Inc.	1,000	51,700
Dynegy, Inc., Class A *	300,000	1,584,000
Mirant Corp. Escrow *  +	5,000,000	0

EVERGREEN UTILITIES AND HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)		Value
	Shares

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders continued
Mirant North America, LLC *	280,000	$6,966,400
TXU Corp.	225,000	12,892,500

		21,510,566

Multi-Utilities 1.9%
Ameren Corp.	200	9,898
CMS Energy Corp. *	200	2,568
Duke Energy Corp.	300	8,466
Energy East Corp.	1,000	23,840
NSTAR	50,000	1,383,000
PG&E Corp.	200	7,936
Puget Energy, Inc.	200	4,238
RWE AG	25,000	2,139,783
Wisconsin Energy Corp.	1,500	59,805
Xcel Energy, Inc.	200	3,754

		3,643,288

Water Utilities 2.4%
Kelda Group plc	100,000	1,410,915
Pennichuck Corp.	150,000	3,118,500

		4,529,415

Total Common Stocks (cost $127,387,331)		158,088,845

PREFERRED STOCKS 6.9%
UTILITIES 6.9%
Electric Utilities 5.4%
Carolina Power & Light Co.	9,217	796,349
Connecticut Light & Power Co., Ser. 1947	22,000	784,439
Dayton Power & Light Co., Ser. A	9,416	618,513
Dayton Power & Light Co., Ser. B	5,120	345,280
Entergy Arkansas, Inc.	644	64,662
Entergy Louisiana, Inc.	3,117	319,687
Louisville Gas & Electric Co.	36,913	858,227
Ohio Edison Co.	14,000	1,044,750
PECO Energy Co., Ser. C	29,590	2,538,822
Southern California Edison Co., Ser. B	45,900	872,100
Southern California Edison Co., Ser. D	54,000	1,042,200
Union Electric Co.	10,800	895,590

		10,180,619

Multi-Utilities 1.5%
Consolidated Edison, Inc.	9,100	793,975
Pacific Gas & Electric Co., Ser. D	30,600	644,895
Pacific Gas & Electric Co., Ser. H	33,800	650,650
Pacific Gas & Electric Co., Ser. I	34,800	669,030

		2,758,550

Total Preferred Stocks (cost $13,197,885)		12,939,169

UNIT INVESTMENT TRUST 0.2%
Kayne Anderson MLP Investment Co. (cost $375,000)	15,000	386,700

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional Money Market Fund ø µ	5,221,550	5,221,550
Navigator Prime Portfolio þþ	1,362,500	1,362,500

Total Short-Term Investments (cost $6,584,050)		6,584,050

Total Investments (cost $242,882,584) 144.8%		272,289,394
Other Assets and Liabilities and Preferred Shares (44.8%)		(84,295,291)

Net Assets Applicable to Common Shareholders 100.0%		$187,994,103

EVERGREEN UTILITIES AND HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2006 (unaudited)

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of May 31, 2006:

United States	85.0%
United Kingdom	9.3%
Germany	3.5%
Canada	1.2%
France	1.0%

100.0%

At May 31, 2006, the Fund had the following open interest rate swap agreement:

	Notional Amount		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain
Expiration		Counterparty
11/16/2007	$43,000,000	Royal Bank of Scotland Greenwich Capital	Fixed-3.525%	Floating-5.08%	$1,163,077

At May 31, 2006, reverse repurchase agreements outstanding were as follows:

Principal Amount		Interest Rate	Maturity Date
	Counterparty
$11,125,563	Lehman Brothers	5.58%	07/17/2006

On May 31, 2006, the aggregate cost of securities for federal income tax purposes was $243,388,131. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,726,264 and $9,825,001, respectively, with a net unrealized appreciation of $28,901,263.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         July 28, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         July 28, 2006